INTANGIBLE ASSETS and GOODWILL - Schedule of Impairment Testing Goodwill (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS and GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	$ 5,808,574	$ 0
Multiple units without significant goodwill	737,393	0
Total, Multiple units without significant goodwill	11,360,003	0
Impairment of goodwill - Transocean	(5,551,429)	0
Total, Impairment of goodwill - Transocean	5,808,574	0
CGUs Transocean [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	5,551,429	0
YYC HK [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	2,260,054	0
YYC TH [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	2,166,835	0
PFS [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	644,292	0
CGUs [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	$ 10,622,610	$ 0